Income Taxes - Deferred Income Tax Balances (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred	CAD 249.0	CAD (512.0)
Net deferred income tax liability	11,433.0	11,180.0	CAD 9,919.0
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(27.0)	(21.0)
Deferred income tax liability	93.0	195.0
Expected to reverse after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(73.0)	(42.0)
Deferred income tax liability	11,440.0	11,048.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred	157.0	(864.0)
Deferred income tax liability	14,252.0	13,864.0
Decommissioning and Restoration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred	19.0	342.0
Net deferred tax assets	(1,910.0)	(1,701.0)
Employee retirement benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred	(5.0)	(23.0)
Net deferred tax assets	(639.0)	(648.0)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred		(10.0)
Net deferred tax assets	(109.0)	(109.0)
Partnership deferral reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred		(78.0)
Foreign exchange and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred	78.0	121.0
Net deferred tax assets	CAD (161.0)	CAD (226.0)